Consolidated Statements of Financial Position - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and deposits in banks	$ 987,680	$ 964,030
Cash items in process of collection	318,658	157,017
Financial instruments at fair value through profit or loss	96,943
Financial instruments at fair value through other comprehensive income	2,657,154
Interbank loans at amortized cost	341,244
Loans and accounts receivable from customers at amortized cost	20,714,370
Financial instruments at amortized cost	198,923
Investments under resale agreements	109,467	28,524
Financial derivative contracts	1,368,957	1,248,775
Interbank loans, net	341,244	70,077
Trading investments		415,061
Loans and accounts receivable from customers, net		19,764,078
Available for sale investments		2,663,478
Held to maturity investments		202,030
Intangible assets	1,570,964	1,562,654
Property, plant, and equipment	95,564	130,579
Current taxes	123,129	238,452
Deferred taxes	178,686	140,685
Other assets	501,797	429,025
Other non-current assets held for sale	59,802	18,308
TOTAL ASSETS	29,323,338	28,032,773
LIABILITIES
Deposits and other demand liabilities	4,300,475	4,141,667
Cash in process of being cleared	247,165	109,496
Obligations under repurchase agreements	1,015,614	420,920
Time deposits and other time liabilities	10,121,111	10,065,243
Financial derivative contracts	1,112,806	1,095,154
Interbank borrowings	2,327,723	2,196,130
Debt instruments issued	6,010,124	5,950,038
Other financial liabilities	12,400	17,066
Current taxes	1,191	624
Deferred taxes	471	26,354
Provisions	214,903	117,889
Other liabilities	521,795	463,435
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	25,885,778	24,604,016
Attributable to equity holders of the Bank:
Capital	1,862,826	1,862,826
Reserves	1,290,131	1,290,131
Valuation accounts	16,159	(4,735)
Retained earnings:	50,362	63,255
Retained earnings (accumulated losses) from prior years	(69,355)	12,668
Net income for the year	171,331	67,821
Less: Provision for mandatory dividends	(51,614)	(17,234)
Total equity attributable to equity holders of the Bank	3,219,478	3,211,477
Non-controlling interest	218,082	217,280
TOTAL EQUITY	3,437,560	3,428,757
TOTAL LIABILITIES AND EQUITY	$ 29,323,338	$ 28,032,773